Group entities - Disclosure of Group entities (Details)			5 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 07, 2022	Jun. 06, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest				100.00%	100.00%	100.00%
Proportion of ownership interest in subsidiary				100.00%
TI Africa Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture			50.00%		50.00%	50.00%
TI Asia Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture			50.00%		50.00%	50.00%
Tankers Agencies (UK) Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture				50.00%	50.00%	50.00%
Tankers International LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture				50.00%	50.00%	50.00%
Bari Shipholding Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture				50.00%	50.00%	50.00%
Bastia Shipholding Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture				50.00%	50.00%	50.00%
Euronav Shipping NV
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Euronav Luxembourg SA
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Euronav SAS
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Euronav Ship Management SAS
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Euronav Ship Management Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Euronav Hong Kong
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Euronav Singapore
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Euronav MI II Inc
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary II Inc.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary New IV Inc.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Gener8 Maritime Management LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
TI Africa Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%	100.00%
TI Asia Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%	100.00%
TI Asia Ltd and TI Africa Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary	100.00%